Basis of Presentation	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended
	Jan. 31, 2014	Dec. 31, 2013 Inventergy Inc [Member]	Dec. 31, 2012 Inventergy Inc [Member]	Jan. 31, 2014 Cortelco Systems Holding Corp [Member]	Jul. 31, 2013 Cortelco Systems Holding Corp [Member]
Basis of Presentation
1.	Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared by eOn Communications Corporation (“eOn” or the "Company").  It is management’s opinion that these statements include all adjustments, consisting of only normal recurring adjustments necessary to present fairly the financial position, results of operations, and cash flows as of January 31, 2014, and for all periods presented.

Description of Business

eOn Communications Corporation and subsidiaries (“eOn” or the “Company”) is a provider of communications solutions. Backed with over  20 years of telecommunications expertise, the Company’s solutions enable customers to use its technologies in order to communicate more effectively. Through its wholly-owned subsidiary, Cortelco Systems Holding Corp, (“Cortelco”), the Company provides commercial grade telephone products primarily for use in businesses, government agencies, colleges and universities, telephone companies, and utilities. Cortelco sells primarily through large national distributors with whom it has long-term relationships. Through its majority-owned subsidiary, Cortelco Systems Puerto Rico (“CSPR”), the Company provides sales and service of integrated communications systems, data equipment, security products, and telephony billing services.

Interim Condensed Consolidated Financial Statements

The accompanying condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, and include the accounts of eOn, Cortelco acquired on April 1, 2009 and CSPR, control of which was acquired on June 9, 2010.  All significant inter-company balances and transactions have been eliminated in consolidation.

Certain information and footnote disclosures normally included in the annual financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. It is suggested that these condensed consolidated financial statements be read in conjunction with the financial statements and notes thereto as of July 31, 2013 and 2012 and for each of the two years in the period ended July 31, 2013, which are included in the Annual Report on Form 10-K filed with the Securities and Exchange Commission.

Pending Transaction with Inventergy, Inc.

On December 17, 2013, eOn, Inventergy, Inc., an intellectual property investment and licensing company whose principal offices are located in Cupertino, California (“Inventergy”), and Inventergy Merger Sub, Inc., a newly formed wholly-owned subsidiary of eOn (“Merger Sub”) entered into an Agreement of Merger and Plan of Reorganization (the “Merger Agreement”) pursuant to which the parties agreed that Merger Sub will merge with and into Inventergy (the “Merger”). As a result of the Merger, Inventergy will be a wholly-owned subsidiary of eOn. Consummation of the Merger is subject to approval by the stockholders of eOn and certain other conditions as set forth in the Merger Agreement. The Merger is expected to close during the second calendar quarter of 2014. Upon completing the Merger, eOn will be renamed Inventergy Global, Inc. and Inventergy stockholders in the aggregate will own approximately 93% of the issued and outstanding common stock of eOn. The Merger will be accounted for as a reverse merger under the acquisition method of accounting for business combinations. Inventergy will be deemed to be the accounting acquirer in the transaction and, consequently the transaction is treated as an acquisition of eOn.

In conjunction with the Merger Agreement, eOn, Cortelco, and eOn Communications Systems, Inc., a wholly-owned subsidiary of eOn (“eOn Subsidiary”) entered into a transition agreement that provides for numerous transactions among eOn and its subsidiaries in connection with, and subject to the completion of, the Merger. Each of these transactions would take place at the time the Merger becomes effective, including but not limited to the following:

(1)	eOn and Cortelco will each transfer certain contracts and other assets to eOn Subsidiary, and eOn Subsidiary will assume the liabilities associated with such contracts.

(2)
eOn and Cortelco will redeem in full the contingent note to the former Cortelco shareholders in the maximum initial amount of $11,000,000. Noteholders will receive either cash in the aggregate amount of $300,000 or all of the outstanding shares of Cortelco owned by eOn.

(3)	Cortelco will enter into a fulfillment services agreement with eOn Subsidiary providing certain services to be conducted on behalf of eOn Subsidiary after the Merger.

(4)	eOn will transfer to Cortelco all of its ownership in CSPR and Symbio Investment Corporation.

Upon completion of the Merger and the transition transactions, eOn will no longer own any interest in Cortelco, CSPR, or Symbio Investment Corporation.

Subject to the completion of and at the time of the Merger, additional transactions will take place, including but not limited to the following:

(1)
eOn will declare and pay to eOn shareholders of record as of a record date that is at least 10 days prior to the date of the eOn special stockholder meeting called to vote upon the Merger a dividend in the amount of $1,650,000.

(2)
eOn will file an amended and restated certificate of incorporation, which amendments will include changing its name to Inventergy Global, Inc., effecting a reverse stock split at a ratio of between one-for-three and one-for-five shares of eOn common stock and designating the rights and preferences of eOn preferred stock.

(3)
eOn, eOn Subsidiary, and each other direct and indirect subsidiary of eOn, will, after the Merger, guarantee and enter into a security agreement relating to certain senior secured notes due May 10, 2018, issued by Inventergy to certain investors in the initial principal amount of $5 million and assume certain obligations of Inventergy pursuant to an assumption agreement.

(4)	The officers and directors of eOn will resign and the directors elected by the eOn stockholders and officers appointed by such newly elected directors will serve in their stead.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Fair Value Measurements

Accounting standards define fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which the Company would transact, and considers assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of non performance.

Accounting standards have established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting standards have established three levels of inputs that may be used to measure fair value:

•	Level 1: Quoted prices in active markets for identical assets and liabilities.

•
Level 2: Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities, quoted prices in markets with insufficient volume or infrequent transactions (less active markets), or model-derived valuations in which all significant inputs are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The Company’s cash equivalent instruments, primarily money market securities and U.S. Treasury Securities, are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices.

As of January 31, 2014, the Company owns approximately four percent of Symbio Investment Corporation. Symbio Investment Corporation is a holding company whose primary asset is an approximate nineteen percent investment in Symbio S.A. Symbio S.A.’s principal business is to provide outsourced information technology and research and development services globally at sites located in the United States, Finland, Sweden, China and Taiwan. The Company believes, based on stock issuances by Symbio S.A. that the fair value of the Company’s investment in Symbio Investment Corporation is less than the Company’s cost of $990,000. The Company estimated the fair value of the investment in Symbio Investment Corporation based on the stock issuances noted above and the put option described in Note 4. The estimated fair value resulted in an other-than-temporary impairment charge of $394,000 recognized in the quarter ended October 31, 2013. This impairment resulted in a remaining book value of the investment in Symbio Investment Corporation, including the estimated value of the put option, totaling $596,000 as of January 31, 2014. No impairment charge was recognized for the quarter ended January 31, 2014 based on no indicators of other-than-temporary impairment identified at period end.

The note payable to the former Cortelco shareholders (Note 6) is valued each period end using a discounted cash flow analysis of the projected future payments of Cortelco using a discount rate of 15.22%. The note is classified within Level 3 of the fair value hierarchy.  Projected future payments are evaluated at each reporting period and are significantly impacted by seasonal changes in inventory and vendor and customer payments.  The following represents transactions related to the note payable for the six months ended January 31, 2014 (in thousands):

Beginning fair value - August 1, 2013	$3,004
Imputed interest	230
Change in estimates	114
Interest expense	344
Payments	(103)
Ending fair value - January 31, 2014	$3,245

Restricted Cash

The Company’s restricted cash is held in a bank as security for irrevocable letters of credit obtained from the bank as required by the securities purchase agreement under which the Company sold 2,750 shares of redeemable convertible preferred stock (see Note 8). Restricted cash totaled $2,750,000 and zero as of January 31, 2014 and July 31, 2013, respectively.

Income Taxes

Due to uncertainties surrounding the timing of realizing the benefits of its net deferred tax assets in future returns, to the extent that it is more likely than not that deferred tax assets may not be realized, the Company continues to record a valuation allowance against all of its deferred tax assets at January 31, 2014.

Reclassification

Certain amounts in the prior period condensed consolidated financial statements have been reclassified to conform to the January 31, 2014 condensed consolidated financial statement presentation.

1.	Organization

Inventergy, Inc. (the "Company"), a Delaware corporation, was organized as Silicon Turbine Systems, LLC on January 12, 2012 and commenced operations on such date. Effective March 29, 2012, the Company was renamed Inventergy, LLC. Effective February 4, 2013, the Company was reorganized and converted from a Delaware limited liability company to a Delaware corporation under the name Inventergy, Inc. The Company has been organized for the purpose of purchasing and licensing intellectual property patents. The Company is headquartered in Cupertino, California.

1.       Organization

Inventergy, LLC (the "Company"), a Delaware limited liability company, was organized as Silicon Turbine Systems, LLC on January 12, 2012 and commenced operations on such date. Effective March 29, 2012, the Company was renamed to Inventergy, LLC. The Company has been organized for the purpose of purchasing and licensing intellectual property patents. The Company is headquartered in Cupertino, California.

1.	Background and Basis of Presentation

eOn Communications Corporation (“eOn”) and Inventergy, Inc. (“Inventergy”) have entered into an Agreement of Merger and Plan of Reorganization dated December 17, 2013 (the “Merger Agreement or the “Merger”). Upon completion of the Merger, Inventergy shareholders will hold approximately 92.7% of the issued and outstanding common stock of eOn with approximately 7.3% held by existing eOn shareholders. A condition to the completion of the Merger is the transfer of assets and assumption of liabilities outlined in the Transition Agreement between eOn Communications Corporation and its wholly-owned subsidiary Cortelco Systems Holding Corp. (“Cortelco”). In accordance with the Transition Agreement upon closing of the Merger, eOn will transfer its ownership of 501,382 shares of common stock of Cortelco Systems Puerto Rico, Inc. (“CSPR”) and its four percent (4%) ownership interest in Symbio Investment Corporation to Cortelco. The Merger Agreement also contains a Redemption Agreement entered into between eOn and Cortelco whereby, on the closing date, eOn and Cortelco will redeem in full the note payable to Cortelco’s former shareholders (see note 6). Also at closing Cortelco shall assign and transfer possession to eOn the Master Purchase and Sale/Licensing Agreement with 2N USA, LLC and the Exclusive Purchase and Sale/Agreement with Actuator Systems, LLC and the related assets, liabilities and business.

Completion of the Merger is subject to approval of eOn’s shareholders and certain other requirements outlined in the Merger Agreement and related agreements.

The accompanying combined financial statements are presented in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The combined financial statements reflect the assets, liabilities, and operations directly attributable to Cortelco and CSPR and of the assets, liabilities, and operations transferred in connection with the Transition Agreement as described in the preceding paragraph (the “Carve-Out Business” or the “Company”). The accompanying combined financial statements include certain allocations of costs and expenses deemed reasonable by management to present the combined financial position, results of operations, changes in invested equity and cash flows of the Carve-Out Business on a stand-alone basis in accordance with the terms of the Transition Agreement. The financial information included herein may not necessarily reflect the combined financial position, results of operations, changes in invested equity and cash flows of the Carve-Out Business in the future or what they would have been had the Carve-Out Business operated as a separate, stand-alone business during the periods presented.

Interim Condensed Consolidated Financial Statements

Certain information and footnote disclosures normally included in the annual financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. It is suggested that these condensed consolidated financial statements be read in conjunction with the financial statements and notes thereto as of July 31, 2013 and 2012 and for each of the two years in the period ended July 31, 2013, which are included herein.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Fair Value Measurements

Accounting standards define fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which the Company would transact, and considers assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of non performance.

Accounting standards have established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting standards have established three levels of inputs that may be used to measure fair value:

Level 1: Quoted prices in active markets for identical assets and liabilities.

Level 2: Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities, quoted prices in markets with insufficient volume or infrequent transactions (less active markets), or model-derived valuations in which all significant inputs are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The Company’s cash equivalent instruments, primarily money market securities and U.S. Treasury Securities, are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices.

As of January 31, 2014, the Company owns approximately four percent of Symbio Investment Corporation. Symbio Investment Corporation is a holding company whose primary asset is an approximate twenty percent investment in Symbio S.A. Symbio S.A.’s principal business is to provide outsourced information technology and research and development services globally at sites located in the United States, Finland, Sweden, China and Taiwan. The Company believes, based on the most recent stock issuances subsequent to quarter-end, that the fair value of the Company’s investment in Symbio Investment Corporation is less than the Company’s cost of $990,000. The Company estimated the fair value of the investment in Symbio Investment Corporation based on the stock issuances noted above and the put option described in Note 4. The estimated fair value resulted in an other-than-temporary impairment charge of $394,000 recognized in the quarter ended October 31, 2013. This impairment resulted in a remaining book value of the investment in Symbio Investment Corporation, including the estimated value of the put option, totaling $596,000 as of January 31, 2014. No impairment charge was recognized for the quarter ended January 31, 2014 based on no indicators of other-than-temporary impairment identified at period end.

The note payable to the former Cortelco shareholders (Note 6) is valued each period end using a discounted cash flow analysis of the projected future payments of Cortelco using a discount rate of 15.22%. The note is classified within Level 3 of the fair value hierarchy. Projected future payments are evaluated at each reporting period and are significantly impacted by seasonal changes in inventory and vendor and customer payments. The following represents transactions related to the note payable for the three months ended January 31, 2014 (in thousands):

Beginning fair value - August 1, 2013	$3,004
Imputed interest	230
Change in estimates	114
Interest expense	344
Payments	(103)
Ending fair value - January 31, 2014	$3,245

Income Taxes

eOn and its wholly-owned subsidiaries file consolidated federal income tax returns. CSPR files separate income tax returns in the Commonwealth of Puerto Rico. Income taxes are provided in the accompanying combined financial statements on a stand-alone basis. Due to uncertainties surrounding the timing of realizing the benefits of its net deferred tax assets in future returns, to the extent that it is more likely than not that deferred tax assets may not be realized, the Company continues to record a valuation allowance against all of its deferred tax assets of CSPR at January 31, 2014.

1.	Background and Basis of Presentation

eOn Communications Corporation (“eOn”) and Inventergy, Inc.(“Inventergy”) have entered into an Agreement of Merger and Plan of Reorganization dated December 17, 2013 (the “Merger Agreement” or the “Merger”). Upon completion of the Merger, Inventergy shareholders will hold approximately 92.7% of the issued and outstanding stock of eOn with approximately 7.3% held by existing eOn stockholders. A condition to the completion of the Merger is the transfer of assets and assumption of liabilities outlined in the Transition Agreement between eOn Communications Corporation and its wholly-owned subsidiary Cortelco Systems Holding Corp. (“Cortelco”). In accordance with the Transition Agreement upon the closing of the Merger, eOn will transfer its ownership of 501,382 shares of common stock of Cortelco Systems Puerto Rico, Inc. (“CSPR”) and its four percent (4%) ownership interest in Symbio Investment Corporation to Cortelco. The Merger Agreement also contains a Redemption Agreement entered into between eOn and Cortelco whereby, on the closing date, eOn and Cortelco will redeem in full the note payable to Cortelco’s former shareholders (see note 8). Also at closing Cortelco shall assign and transfer possession to eOn the Master Purchase and Sale/Licensing Agreement with 2N USA, LLC and the Exclusive Purchase and Sale/Agreement with Actuator Systems, LLC and the related assets, liabilities and business.

Completion of the Merger is subject to approval of eOn’s shareholders and certain other requirements outlined in the Merger Agreement and related agreements.

The accompanying combined financial statements are presented in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The combined financial statements reflect the assets, liabilities, and operations directly attributable to Cortelco and CSPR and of the assets, liabilities and operations transferred in connection with the Transition Agreement as described in the preceding paragraph (the “Carve-Out Business” or the “Company”).The accompanying combined financial statements include certain allocations of costs and expenses deemed reasonable by management to present the combined financial position, results of operations, changes in invested equity and cash flows of the Carve-Out Business on a stand-alone basis in accordance with the terms of the Transition Agreement. The financial information included herein may not necessarily reflect the combined financial position, results of operations, changes in invested equity and cash flows of the Carve-Out Business in the future or what they would have been had the Carve-Out Business operated as a separate, stand-alone business during the periods presented.